PowerShares Build America Bond Portfolio (Prospectus Summary) | PowerShares Build America Bond Portfolio
PowerShares Build America Bond Portfolio
Investment Objective
The PowerShares Build America Bond Portfolio (the "Fund") seeks investment results that generally correspond to the price and yield (before fees and expenses) of The BofA Merrill Lynch Build America Bond Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Build America Bond Portfolio
Management Fees (unitary management fee)		0.35%
Other Expenses		none
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.28%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive 0.07% of the Fund's unitary management fee through April 20, 2013. The Adviser may modify or terminate this fee waiver at its discretion after such date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares of the Fund.
The cost under the one-year example reflects the Adviser's agreement with the
Fund to waive fees to the level specified in the fee table. The costs under the three-, five- and ten-year examples reflect this waiver for only the first year.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Build America Bond Portfolio	29	104	188	435

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in taxable municipal securities eligible to participate in the Build America Bond program created under the American Recovery and Reinvestment Act of 2009 (the "Act") or
other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal support of the interest paid ("Build America
Bonds") and that comprise the Underlying Index. The Underlying Index is designed to track the performance of U.S. dollar-denominated investment grade taxable municipal debt publicly issued under the Build America Bond program by U.S.
states and territories, and their political subdivisions, in the U.S. market.
Qualifying securities must have a minimum amount outstanding of $1 million, at least one year remaining term to final maturity, a fixed coupon schedule and an investment grade rating (based on an average of Moody's Investors Services, Inc.
("Moody's"), Standard & Poor's, a division of The McGraw-Hill Company, Inc.
("S&P") and Fitch Ratings, Inc. ("Fitch")).

Unlike most other municipal obligations, interest received on Build America
Bonds is subject to federal and state income tax. Under the terms of the Act, issuers of "direct pay" Build America Bonds (i.e., taxable municipal bonds issued to provide funds for qualified capital expenditures) are entitled to receive payments from the U.S. Treasury over the life of the bond equal to 35%
(or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. The federal interest subsidy continues for the life of the bonds. The
Underlying Index does not include bonds that, under the Build America Bond program, are eligible for tax credits.

Because Congress did not extend the Build America Bond program, issuance of
Build America Bonds ceased on December 31, 2010. Outstanding Build America Bonds remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program are eligible for the federal tax subsidy. The
Adviser will monitor the Fund's holdings and may propose changes to the Fund's investment strategies to the Board of Trustees (the "Board") of PowerShares
Exchange-Traded Fund Trust II (the "Trust") that it believes are in the best interests of the Fund and its shareholders, including changing the Fund's investment strategy to invest in an index composed of taxable municipal securities. The Fund does not purchase all of the securities in the Underlying
Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Build America Bonds Risk. Build America Bonds involve similar risks as municipal bonds, including credit and market risk. In particular, should a Build America
Bond's issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the Act, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer's ability to make scheduled interest payments. Although Build America Bonds only are authorized for 2009 and 2010, the program may result in reduced issuance of tax-exempt municipal bonds. The Build America Bond program expired on December 31, 2010 and no further issuance is permitted unless Congress renews the program at a future date. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. The Build America Bonds outstanding as of December 31,
2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities.
Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

Risk of Limited Issuance. There can be no assurance that Build America Bonds will be actively traded. Furthermore, the ability of municipalities to issue
Build America Bonds expired on December 31, 2010. As a result, the number of
Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund issues and redeems Creation Units (as defined below) principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. The Fund's use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.
As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the
Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the
Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 11.22% (3rd Quarter 2011) (5.15)% (4th Quarter 2010)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Build America Bond Portfolio	Return Before Taxes	20.99%	12.78%	Nov. 17, 2009
PowerShares Build America Bond Portfolio After Taxes on Distributions	Return After Taxes on Distributions	20.99%	12.78%	Nov. 17, 2009
PowerShares Build America Bond Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.79%	11.72%	Nov. 17, 2009
PowerShares Build America Bond Portfolio BofA Merrill Lynch Build America Bond Index	BofA Merrill Lynch Build America Bond Index (reflects no deduction for fees, expenses or taxes)	22.60%	12.42%	Nov. 17, 2009
PowerShares Build America Bond Portfolio BofA Merrill Lynch U.S. Treasuries 15+ Year Index	BofA Merrill Lynch U.S. Treasuries 15+ Year Index (reflects no deduction for fees, expenses or taxes)	31.73%	15.71%	Nov. 17, 2009
PowerShares Build America Bond Portfolio BofA Merrill Lynch U.S. Corporate Master Index	BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	7.51%	7.63%	Nov. 17, 2009